Rights of Use - Gross Costs, Accumulated Depreciation, and Impairment Losses of Rights of Use (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	€ 8,279	€ 7,579	€ 4,982
Rights of use on land and natural properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	885	793	762
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	4,130	3,561	2,819
Rights of use on plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	3,037	3,024	1,238
Other rights of use
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	227	201	€ 163
Gross cost
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	15,005	12,112
Gross cost | Rights of use on land and natural properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	1,923	1,491
Gross cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	8,053	6,214
Gross cost | Rights of use on plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	4,560	4,003
Gross cost | Other rights of use
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	469	404
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(6,726)	(4,533)
Accumulated depreciation | Rights of use on land and natural properties
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(1,038)	(698)
Accumulated depreciation | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(3,923)	(2,653)
Accumulated depreciation | Rights of use on plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	(1,523)	(979)
Accumulated depreciation | Other rights of use
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	€ (242)	€ (203)